Income Taxes - Reconciliation of the expected income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Profit before income taxes	$ 44,393	$ 276,565	$ 544,592
Income tax expense calculated at the statutory rate	20.00%	20.00%	20.00%
Tax on undistributed earnings	4.40%	3.90%	4.20%
Tax benefit resulting from setting aside legal reserve from prior year's income	(2.90%)	(0.80%)	0.00%
Tax benefit resulting from actual investment from prior year's undistributed earnings	0.00%	(0.10%)	0.00%
Increase in tax credits	(22.20%)	(5.60%)	(3.30%)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	9.30%	1.70%	0.70%
Net of non-taxable income and non-deductible expense	(16.00%)	(5.00%)	(2.00%)
Changes in unrecognized tax benefits	(3.10%)	1.10%	0.50%
Foreign tax rate differential	1.70%	0.50%	0.20%
Variance from audits, amendments and examinations of prior years' income tax positions	(3.00%)	(0.10%)	0.00%
Others	0.50%	(0.70%)	0.00%
Total average effective tax rate	(11.30%)	14.90%	20.30%
Income tax expense calculated at the statutory rate	$ 8,879	$ 55,313	$ 108,919
Tax on undistributed earnings	1,931	10,668	22,648
Tax benefit resulting from setting aside legal reserve from prior year's income	(1,267)	(2,215)	(267)
Tax benefit resulting from actual investment from prior year's undistributed earnings	0	(303)	(161)
Increase in tax credits	(9,864)	(15,556)	(17,934)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	4,127	4,706	3,668
Net of non-taxable income and non-deductible expense	(7,090)	(13,728)	(10,680)
Changes in unrecognized tax benefits related to prior year tax positions	(1,380)	3,003	2,763
Foreign tax rate differential	752	1,370	837
Variance from audits, amendments and examinations of prior years' income tax filings	(1,347)	(205)	440
Others	231	(1,955)	424
Total income tax expense (benefit)	$ (5,028)	$ 41,098	$ 110,657